Employee benefits (Details 9) ₨ in Thousands	Mar. 31, 2023 INR (₨)
Discount rate [member]
Disclosure Of Employee Benefits [Line Items]
Present Value of Defined Benefit Obligation, Increase by 100 bps	₨ 285,955
Present Value of Defined Benefit Obligation, Decrease by 100 bps	312,584
Salary escalation rate [member]
Disclosure Of Employee Benefits [Line Items]
Present Value of Defined Benefit Obligation, Increase by 100 bps	310,808
Present Value of Defined Benefit Obligation, Decrease by 100 bps	₨ 287,127